Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Euro to Canadian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (52)	$ (39)
Total hedges	39	39
Open position	(13)
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(151)	(187)
Total hedges	156	182
Open position	5	(5)
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(126)	(239)
Total hedges	124	213
Open position	(2)	(26)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(99)	(90)
Total hedges	95	52
Open position	(4)	(38)
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(49)	(51)
Total hedges	46	59
Open position	(3)	8
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(409)	(415)
Total hedges	337	404
Open position	(72)	(11)
Mexican peso to chinese yuan [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure		(216)
Total hedges		199
Open position		(17)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(178)	(300)
Total hedges	161	301
Open position	(17)	1
Pound Sterling to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(39)	(34)
Total hedges	40	34
Open position	1
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(531)	(573)
Total hedges	510	484
Open position	(21)	(89)
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(216)	(209)
Total hedges	204	209
Open position	(12)
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(69)	(76)
Total hedges	70	76
Open position	1
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,443)	(1,303)
Total hedges	1,447	1,223
Open position	4	(80)
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(287)	(362)
Total hedges	295	286
Open position	8	(76)
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(109)	(156)
Total hedges	102	155
Open position	(7)	1
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(230)	(201)
Total hedges	191	249
Open position	(39)	48
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(278)	(287)
Total hedges	272	219
Open position	(6)	(68)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(108)	(80)
Total hedges	113	78
Open position	5	(2)
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,105)	(1,151)
Total hedges	903	1,082
Open position	(202)	(69)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(124)	(177)
Total hedges	130	166
Open position	6	(11)
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(243)	(157)
Total hedges	205	149
Open position	(38)	(8)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(28)	(80)
Total hedges	31	83
Open position	3	3
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(88)	(114)
Total hedges	99	128
Open position	11	14
US Dollar to Uruguayan Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(41)	(40)
Total hedges	41	41
Open position		1
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(317)	(321)
Total hedges	250	264
Open position	$ (67)	$ (57)